Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Basic and Diluted Earnings Per Share
The following table presents our basic and diluted earnings per share:

Basic Earnings Per Common Share (Canadian $ in millions, except as noted)	2024	2023
Net income attributable to bank shareholders	$7,318	$4,425
Dividends on preferred shares and distributions on other equity instruments	(386)	(331)
Net income available to common shareholders	$6,932	$4,094
Weighted-average number of common shares outstanding (in thousands)	727,738	709,364
Basic earnings per common share (Canadian $)	$9.52	$5.77

Diluted Earnings Per Common Share (Canadian $ in millions, except as noted)	2024	2023
Net income available to common shareholders	$6,932	$4,094
Weighted-average number of common shares outstanding (in thousands)	727,738	709,364
Effect of dilutive instruments
Stock options potentially exercisable (1)	3,556	4,440
Common shares potentially repurchased	(2,759)	(3,289)
Weighted-average number of diluted common shares outstanding (in thousands)	728,535	710,515
Diluted earnings per common share (Canadian $)	$9.51	$5.76

(1)
In computing diluted earnings per common share, we excluded average stock options outstanding of 3,220,995 with a weighted-average exercise price of $130.33 for the year ended October 31, 2024 (2,204,402 with a weighted-average exercise price of $135.69 for the year ended October 31, 2023), as the average share price in each of the two years did not exceed the exercise price.